Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Statement of comprehensive income [abstract]
Net income		$ 1,730	$ 1,651	$ 1,172	$ 5,006	$ 2,776
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		546	(1,438)	(1,388)	(2,309)	569
Net gains (losses) on hedges of investments in foreign operations		(318)	843	770	1,323	(305)
Other comprehensive income, net of tax, exchange differences on translation		228	(595)	(618)	(986)	264
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		(1)	(72)	158	(17)	249
Net (gains) losses reclassified to net income		(9)	(16)	(7)	(51)	(17)
Other comprehensive income, net of tax, debt securities		(10)	(88)	151	(68)	232
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		211	30	78	365	110
Net (gains) losses reclassified to net income		(161)	(38)	(83)	(347)	81
Other comprehensive income, net of tax, cash flow hedges		50	(8)	(5)	18	191
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		137	327	(210)	663	(67)
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		10	20	(63)	(5)	(48)
Net gains (losses) on equity securities designated at FVOCI		25	21	27	70	25
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		172	368	(246)	728	(90)
Total OCI	[1]	440	(323)	(718)	(308)	597
Comprehensive income		2,170	1,328	454	4,698	3,373
Comprehensive income (loss) attributable to non-controlling interests		5	4	2	13	1
Preferred shareholders and other equity instrument holders		30	51	31	111	92
Common shareholders		2,135	1,273	421	4,574	3,280
Comprehensive income attributable to equity shareholders		2,165	1,324	452	4,685	3,372
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(19)	42	56	34	41
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		18	(46)	(65)	(43)	(43)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(1)	(4)	(9)	(9)	(2)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		(3)	12	(41)	(16)	(52)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		3	6	2	18	6
Income tax (expense) benefit relating to debt securities of other comprehensive income			18	(39)	2	(46)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(75)	(10)	(28)	(130)	(39)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		57	13	30	123	(29)
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(18)	3	2	(7)	(68)
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(49)	(117)	75	(237)	23
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(3)	(8)	22	2	16
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		(9)	(7)	(8)	(24)	(8)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(61)	(132)	89	(259)	31
Income tax (expense) benefit relating to components of other comprehensive income		$ (80)	$ (115)	$ 43	$ (273)	$ (85)

[1]	Includes $3 million of losses for the quarter ended July 31, 2021 (April 30, 2021: $25 million of losses; July 31, 2020: $21 million of gains) and $34 million of losses for the nine months ended July 31, 2021 (July 31, 2020: $45 million of gains), relating to our investments in equity-accounted associates and joint ventures.